PREPAID EXPENSES AND ACCOUNTS RECEIVABLE	12 Months Ended
Nov. 30, 2012
PREPAID EXPENSES AND ACCOUNTS RECEIVABLE [Text Block]	NOTE 5 –PREPAID EXPENSES AND ACCOUNTS RECEIVABLE
	Year ended
	November 30,
	2012	2011
VAT	$15,441	$-
Prepaid expenses	12,808	1,065

	$28,249	$1,065